Taxes (Details) - Schedule income tax (benefit) provision - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxes (Details) - Schedule income tax (benefit) provision [Line Items]
Total	$ (236,581)	$ 3,054,983	$ 1,589,101
Cayman Islands [Member]
Taxes (Details) - Schedule income tax (benefit) provision [Line Items]
Current
Deferred
BVI [Member]
Taxes (Details) - Schedule income tax (benefit) provision [Line Items]
Current
Deferred
Hong Kong [Member]
Taxes (Details) - Schedule income tax (benefit) provision [Line Items]
Current
Deferred
China [Member]
Taxes (Details) - Schedule income tax (benefit) provision [Line Items]
Current		3,367,763	1,790,739
Deferred	$ (236,581)	$ (312,780)	$ (201,638)